Equity-method investees	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Equity-method investees
11	Equity-method investees
Changes in the carrying amount of equity-method investees for the years ended December 31, 2019 and 2018 are analysed as follows.

	Natuzzi Trading Shanghai	Nars Miami LLC	Salena S.r.l.	Other	Total
Balance as at December 31, 2017	—	45	—	34	79
Acquisition of non-controlling interests	48,024	—	—	—	48,024
Elimination of intercompany profit	(7,350)	—	—	—	(7,350)
Share of profit/(loss) for the year	(295)	39	—	(34)	(290)
Share of other comprehensive income	(246)	—	—	—	(246)
Effect of translation adjustments	—	3	—	—	3

Balance as at December 31, 2018	40,133	87	—	—	40,220
Share of profit for the year	992	19	—	—	1,011
Share of other comprehensive income	111	—	—	—	111

Balance as at December 31, 2019	41,236	106	—	—	41,342
As at December 31, 2019 and 2018 equity-method investees mainly include: (a) the 49% remaining stake in Natuzzi Trading Shanghai; (b) the 49% stake in Nars Miami LLCC; (c) the 49% interest in Salena S.r.l., whose carrying value was totally impaired in 2014 in consideration of some legal disputes among shareholders.
All such investments are accounted for using the equity method.
(i)     Disclosures on Natuzzi Trading (Shanghai) Co. Ltd., Joint Venture of Natuzzi S.p.A.
On March 22, 2018, the Company signed a Joint Venture Agreement and a Share Purchase Agreement with Kuka Group (Kuka), a leading distributor of upholstered furniture in China. Such agreements, which aim to expand the Company’s retail network on the Chinese market, provide for an investment by Kuka in the Group of 65,000, of which: (a) a 35,000 capital injection into the subsidiary Natuzzi Trading (Shanghai) Co. Ltd. (Natuzzi Trading Shanghai), increasing the share capital of the latter, in exchange for a 27.46% interest; and (b) 30,000 for the purchase of an additional 23.54% interest in the subsidiary, Natuzzi Trading Shanghai, which is owned by Natuzzi.

Such agreements were finally completed on July 27, 2018, after obtaining the necessary authorizations and approvals. Following such agreements, the Company and Kuka own, respectively, a 49% and a 51% interest in Natuzzi Trading Shanghai.
Both the Joint Venture Agreement and the Share Purchase Agreement incorporated some conditions precedent, including: (a) the stipulation of a license contract between Natuzzi and Kuka for the use of the exclusive and permanent rights to Natuzzi trademarks, for a total consideration of 15,000; (b) the stipulation of the distribution contracts between Natuzzi and Kuka, in accordance with which Natuzzi Trading Shanghai is to exclusively distribute Natuzzi Italia and Natuzzi Editions branded products, to be purchased mainly by Natuzzi Group, through a network of directly-operated single-brand stores and franchises in China, as well as through online stores. Such contract was signed on March 22, 2018 and became effective on July 27, 2018.
Following the transaction, Natuzzi lost control over its former subsidiary Natuzzi Trading Shanghai, reducing its shareholding to 49%. At the date of loss of control, July 27, 2018, based on IFRS 10 paragraphs 25 and B98 of the Application Guidance, the Company has: (a) derecognised assets and liabilities of Natuzzi Trading Shanghai at their carrying amounts (net assets amounted to 2,613) at the date of loss of control; (b) recognised the fair value of the consideration received from Kuka of 30,000 for the transfer of a 23.54% interest in Natuzzi Trading Shanghai; (c) recognised the 49% retained interest in Natuzzi Trading Shanghai at its fair value, amounting to 48,024, at the date of the loss of control; (d) reclassified to profit or loss all the amounts recognised in other comprehensive income of Natuzzi Trading Shanghai; (e) recognised the resulting difference as a gain in the consolidated statement of profit or loss, in the amount of 75,411.
The fair value of the retained interest in Natuzzi Trading Shanghai, amounting to 48,024, has been estimated by applying a discounted earnings technique, and is based on significant inputs that are not observable in the market (level 3). The fair value estimate is based on an assumed discount rate of 14.25% and a terminal value, calculated assuming a nil growth rate.
The cash consideration paid by Kula Group, amounting to 65,000, for the acquisition of the 51% stake in Natuzzi Trading Shanghai reflects the strategic factors associated with applicable synergies in relation to market, products and distribution for such counterparty. Since those factors were deemed to be specific to the counterparty, the Company has determined appropriate to estimate the fair value of the retained investment in Natuzzi Trading Shanghai upon the results of a third-party independent appraisal. The fair value was estimated in the amount of 48,024 and has appropriately taken into consideration the sensitivity factors included in the appraisal.
The fair values of the identifiable assets and liabilities of Natuzzi Trading Shanghai as at the date control was lost were the following:

Assets
Property, plant and equipment	541
Intangible assets	9,397
Other non-current assets	271
Deferred tax assets	167
Inventories	851
Trade receivables	243
Other current receivables	388
Restricted cash for capital contribution	35,000
Cash and cash equivalents	4,886

Total assets (a)	51,744

Liabilities
Deferred tax liabilities	2,349
Trade payables	992
Other payables	3,710
Liabilities for current income tax	31

Total liabilities (b)	7,082

Total identifiable net assets at fair value c = (a-b)	44,662
49% interest measured at fair value (c x 49%)	21,884
Goodwill arising on the transaction	26,140

Fair value of the retained 49% interest	48,024
Details of the net cash flows deriving from the transaction are as follows:

Cash received for the disposal of the 23.54% interest	30,000
Chinese withholding tax	(2,958)
Cash and cash equivalents of Natuzzi Trading Shanghai	(4,886)

Net cash flows as per cash flows statement	22,156
Until the date control was lost, Natuzzi Trading Shanghai contributed 13,500 of revenue and 1,603 to profit before tax of the Group.
As at December 31, 2019 and 2018, the investment retained by Natuzzi in Natuzzi Trading Shanghai is therefore accounted for using the equity method.
The following table shows the reconciliation of the fair value of the retained interest in Natuzzi Trading Shanghai at the date of loss of control with the carrying amount as at December 31, 2018 included in the consolidated statement of financial position.

Fair value at the date of loss of control		48,024
Elimination of intercompany profit from licensing Natuzzi trademarks		(7,350)
Group’s share of profit for the year	311
Elimination of amortisation of Natuzzi’s trademarks	153
Elimination of intercompany profit on inventories	(597)
Amortisation of intangibles assets	(216)
Reversal of deferred tax liabilities	54

Group’s share of loss for the year, net of equity method adjustments	(295)	(295)

Group’s share of other comprehensive income		(246)

Carrying amount as at December 31, 2018		40,133
The elimination of the intercompany profit from licensing Natuzzi’s trademarks refers to the stipulation of a license contract between the Company and Natuzzi Trading Shanghai for the use of the exclusive and perpetual rights to Natuzzi’s trademarks for a cash consideration of 15,000. The Company concluded that such revenue from licensing its trademarks to Natuzzi Trading Shanghai has to be recognised over time as the transaction satisfies all the criteria in IFRS 15 B58 (“license with the right to access”) and to the extent of the unrelated investor’s (i.e., Kuka’s) interest in Natuzzi Trading Shanghai. Therefore, the Company while applying the equity method has eliminated the 49% intercompany profit arising from this transaction, in the amount of 7,350. Further, the Company has recorded the deferred revenue of 7,650 under contract liabilities (see note 22) and such amount will be recognised in profit or loss over the useful life of the licensed trademarks.
The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2018 with the carrying amount as at December 31, 2019 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2018		40,133
Group’s share of profit for the year	1,684
Elimination of amortisation of Natuzzi’s trademarks	368
Elimination of intercompany profit on inventories	(671)
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130

Group’s share of profit for the year, net of equity method adjustments	992	992
Group’s share of other comprehensive income		111

Carrying amount as at December 31, 2019		41,236

Summarised financial information of the Joint Venture Natuzzi Trading Shanghai, based on its IFRS financial statements, and reconciliation with the carrying amount of the Group’s share in equity and in profit or loss as reported in the consolidated financial statements are set out below.

Summarised statement of financial position of Natuzzi Trading Shanghai and Group’s share in equity as at December 31, 2019 and 2018

	31/12/19	31/12/18
Current assets	48,910	42,288
Non-current assets	23,166	15,785
Current liabilities	(25,663)	(20,328)
Non-current liabilities	(5,004)	—

Equity	41,409	37,745
Group’s share in equity – 49%	20,290	18,495
Intangible assets	3,870	4,389
Goodwill	26,140	26,140
Elimination of intercompany profit from licensing Natuzzi’s trademarks	(6,829)	(7,197)
Elimination of intercompany profit on inventories	(1,268)	(597)
Deferred tax liabilities	(967)	(1,097)

Group’s carrying amount of the investment	41,236	40,133

As at December 31, 2019 and 2018 cash and cash equivalents, bank overdrafts and borrowings, lease liabilities current and non-current
are set out below.

	31/12/19	31/12/18
Cash and cash equivalents	37,049	32,845
Bank overdrafts and borrowings	—	(360)
Lease liabilities current	(1,982)	—
Lease liabilities non-current	(5,004)	—

Total, net	30,063	32,485

Summarised statement of profit or loss of Natuzzi Trading Shanghai and Group’s share of profit for the year ended December 31, 2019 and for the period July 27, 2018 – December 31, 2018

	2019	2018
Revenue	52,714	13,836
Cost of sales	(33,754)	(8,197)
Other income and expenses, net	41	919
Selling expenses	(13,570)	(5,141)
Administrative expenses	(1,883)	(632)
Net finance income	1,194	350

Profit before tax	4,742	1,135
Income tax expense	(1,304)	(500)

Profit for the period	3,438	635
Other comprehensive profit/(loss)	227	(503)

Total comprehensive profit for the period	3,665	132
Group’s share of profit for the period – 49%	1,684	311
Elimination of amortisation of Natuzzi’s trademarks	368	153
Elimination of intercompany profit on inventories	(671)	(597)
Amortisation of intangible assets	(519)	(216)
Deferred tax liabilities	130	54

Group’s share of profit/(loss) for the period, net of equity method adj.	992	(295)
Group’s share of other comprehensive income/(loss) for the period	111	(246)

Group’s share of total comprehensive income/(loss) for the period	1,103	(541)

For the year ended December 31, 2019 depreciation and amortization, interest income, interest expense and income tax expense amount to 2,916, 1,419, 257 and 1,304, respectively.
For the 5 months period ended December 31, 2018 depreciation and amortisation, interest income, interest expense and income tax expense amount to 427, 356, 13 and 500, respectively.
(ii) Disclosures on Nars Miami LLCC
Nars Miami LLCC is engaged in the sale of the Group’s upholstery furniture and home furnishings accessories to end customers, under a franchisee agreement. The principal place of business of such associate is in Miami, Florida (USA).